Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended			3 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 01, 2013 New Jersey
Income Tax [Line Items]
Net operating loss carryforward	$ 38,000,000			$ 8,018,107
Net operating loss carryforward, expiration date	Begin to expire in 2027
Proceeds from sale of operating loss carryforward				663,900
Uncertain tax positions	$ 0	$ 0	$ 1,395,000